Note 9 - Equipment - Components of Equipment (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Balance		$ 2,821
Balance		2,813	$ 2,821
Furniture and office equipment [member]
Statement Line Items [Line Items]
Balance		4
Balance		8	4
Computer equipment [member]
Statement Line Items [Line Items]
Balance		10
Balance		16	10
Laboratory equipment [member]
Statement Line Items [Line Items]
Balance		411
Balance		450	411
Production equipment [member]
Statement Line Items [Line Items]
Balance		2,396
Balance		2,339	2,396
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	$ 3,076	3,502	3,119	$ 398	$ 398
Additions	43	497	383	2,678	2,721
Balance	3,119	3,999	3,502	3,076	3,119
Gross carrying amount [member] | Furniture and office equipment [member]
Statement Line Items [Line Items]
Balance	59	63	59	59	59
Additions		5	4
Balance	59	68	63	59	59
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	11	17	11	3	3
Additions		13	6	8	8
Balance	11	30	17	11	11
Gross carrying amount [member] | Laboratory equipment [member]
Statement Line Items [Line Items]
Balance	522	714	522	336	336
Additions		219	192	186	186
Balance	522	933	714	522	522
Gross carrying amount [member] | Production equipment [member]
Statement Line Items [Line Items]
Balance	2,484	2,708	2,527
Additions	43	260	181	2,484	2,527
Balance	2,527	2,968	2,708	2,484	2,527
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	300	681	332	111	111
Balance	332	1,186	681	300	332
Depreciation for the period	32	505	349	189	221
Accumulated depreciation, amortisation and impairment [member] | Furniture and office equipment [member]
Statement Line Items [Line Items]
Balance	59	59	59	52	52
Balance	59	60	59	59	59
Depreciation for the period		1		7	7
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	4	7	4	3	3
Balance	4	14	7	4	4
Depreciation for the period		7	3	1	1
Accumulated depreciation, amortisation and impairment [member] | Laboratory equipment [member]
Statement Line Items [Line Items]
Balance	185	303	196	56	56
Balance	196	483	303	185	196
Depreciation for the period	11	180	107	129	140
Accumulated depreciation, amortisation and impairment [member] | Production equipment [member]
Statement Line Items [Line Items]
Balance	52	312	73
Balance	73	629	312	52	73
Depreciation for the period	$ 21	$ 317	$ 239	$ 52	$ 73